Disposal of Assets	6 Months Ended
Jun. 30, 2024
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale [Abstract]
Disposal of assets
B.4 Disposal of assets
(a) Sell-down of Scarborough Joint Venture to JERA
On 23 February 2024, the Group entered into a sale and purchase agreement with JERA for the sale of a 15.1%
non-operating
participating interest in the Scarborough Joint Venture.
As at 30 June 2024, the Group has reclassified $1,378 million of assets, being the carrying value of the 15.1% interest in the Scarborough Joint Venture within the Australia segment, to assets held for sale. Liabilities of $119 million have been reclassified to liabilities directly associated with assets held for sale. No impairment of assets occurred on reclassification to held for sale.
The following assets and liabilities were reclassified as held for sale as at 30 June 2024:

US$m
Assets classified as held for sale
Oil and gas properties	1,070
Inventories	6
Lease assets	2
Goodwill	298
Other assets	2

Total assets held for sale	1,378

Liabilities directly associated with assets held for sale
Payables	(28)
Deferred tax liabilities	(75)
Lease liabilities	(8)
Provisions	(8)

Total liabilities directly associated with assets held for sale	(119)

The purchase price is $
740

million, subject to adjustments which includes the reimbursement to Woodside for JERA’s share of expenditure for the Scarborough project from the effective date of 1 January 2022. The total proceeds from the sale are expected to exceed the net carrying value of the assets and liabilities classified as held for sale. The transaction is expected to complete in the second half of 2024. Completion of the transaction is subject to conditions precedent including Western Australia Government approval. This has also resulted in the recognition of a net tax benefit of $91 million. After completion, the Group’s participating interest in the Scarborough Joint Venture will reduce from 90% to 74.9%.

Key estimates and judgements
Goodwill allocation on Scarborough sell-down
In accordance with AASB 136/IAS 36
Impairment of assets
, if goodwill has been allocated to a CGU and the entity disposes of an operation within that unit, the goodwill associated with the operation disposed shall be included in the carrying value of the operation when determining the gain or loss on disposal and measured on the basis of the relative values of the operation disposed of and the portion of the CGU retained.
The Pluto-Scarborough CGU includes goodwill allocated from the merger with BHP Petroleum in 2022. Judgement is required to determine the amount of goodwill allocated to the 15.1% participating interest in the Scarborough assets being disposed.
The Group used fair value measurements of Pluto and Scarborough assets within the CGU as the basis to allocate goodwill between the Pluto and Scarborough assets. The goodwill associated with the participating interest of the Scarborough assets being disposed of was determined based on the percentage participating interest disposed of in proportion to the participating interest being retained.
(b) Sell-down of Scarborough Joint Venture to LNG Japan
On 8 August 2023 the Group entered into a sale and purchase agreement with LNG Japan for the sale of a 10%
non-operating
participating interest in the Scarborough Joint Venture.
As at 31 December 2023, the Group reclassified $823 million of assets, being the carrying value of the 10% interest in the Scarborough Joint Venture, to assets held for sale. Liabilities of $94 million were reclassified to liabilities directly associated with assets held for sale.
The transaction completed on 26 March 2024, reducing the Group’s participating interest from 100% to 90%. Proceeds from the sale were $910 million, including capital reimbursements and escalation. Delays to the first cargo or cost overruns in specific circumstances may result in payments by Woodside to LNG Japan of up to a max
i
mum of $50 million. For the half-year ended 30 June 2024, the Group recognised a pre-tax
gain on sale of $121 million.